UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 306

Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Suite 110, Wilmington, Delaware 19801

              (Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 9/30/17

Item 1.  Reports to Stockholders.

Nile Africa, Frontier and Emerging Fund

Semi-Annual Report

September 30, 2017

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Africa, Frontier and Emerging Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2017 SEMI-ANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2017 semi-annual update for the Nile Africa, Frontier and Emerging Fund (Symbol: NAFAX) (the “Fund”), an actively managed mutual fund that focuses on the continent of Africa, frontier and emerging markets. This report covers the period from March 31, 2017 through September 30, 2017.

Performance Overview

For the six month period ending September 30, 2017, the Nile Africa, Frontier and Emerging Fund (NAFAX, load-waived) gained +0.88%. Performance of aggregate indices were strong for the period, with the MSCI Emerging Markets Index gaining +14.66%, MSCI Frontier Markets Index gaining +14.66% and Dow Jones Africa Titans 50 Index gaining +10.47%.

Strong performance in broad indices masked the volatility in various markets during the period.  For example, the difference of MSCI Emerging Markets Value index minus the MSCI Emerging Markets Growth index was -11.78%, a drastic underperformance. Similarly, the MSCI Emerging Markets Small Cap index underperformed its Large Cap counterpart by -6.85%. As the Fund focused on under-researched smaller companies trading at attractive valuations, the underperformance of small cap and value factors were the main contributors to the Fund’s relative underperformance to broader indices for the period. For a portion of the period, the Fund was in a defensive posture with a larger than normal allocation to cash while the portfolio was being rebalanced.

From its inception on 4/28/10 through 9/30/17, the Fund has returned +2.85% annualized. This compares to performance of +3.52% for the MSCI Emerging Markets Index, +5.15% for the MSCI Frontier Markets Index, and -1.19% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, France was the top contributor to performance for the past 6 months. To clarify, while the country classification was technically French for these companies, over 40% of their underlying assets and earnings belong to Africa, with some additional contributions from other emerging and frontier markets. On an industry level, cable & satellite was the top contributing industry in the portfolio for the past 6 months. The strongest individual contributor was Naspers Ltd1, a South Africa based e-commerce firm with ownership across electronic and print media, television and internet services, as well as publishing. Naspers continues to benefit from a significant investment in the Chinese internet and e-commerce powerhouse, Tencent Holdings.

On the flip side, South Africa was the worst performing country and construction & engineering was the worst performing industry in the portfolio. The top individual detractor to performance was Consolidated Infrastructure Group Ltd1, a power and infrastructure developer. Consolidated suffered from both disappointing results from its Angola affiliate, as well as political issues in South Africa that delayed the signing of key power projects that the company had been trying to initiate. We have removed the holding from the portfolio as the issues may take a long period to resolve and we are monitoring the company for improvements in case any opportunities arise.

Conclusion

Our portfolio remains positioned to capture the long-term dynamics of economic growth in Africa and the frontier and emerging markets.

We thank you for your continued interest, loyalty and investment.  We believe Africa today holds much of the long-term promise and many of the investment opportunities that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that may greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the frontier and emerging markets can be a bumpy ride. But we are gratified you have decided to invest with us.

Larry Seruma,

Chief Investment Officer

1 As of 9/30/2017, Naspers and Consolidated Infrastructure Group were 21.3% and 0% of the portfolio respectively

Nile Africa, Frontier and Emerging Fund Performance Summary as of September 30, 2017
Fund Inception Date is 4/28/2010

Fund Name	6 Month Return	1 Year Return	5 Year Annualized Return	Annualized Return Since Inception
Nile Africa, Frontier & Emerging Fund (NAFAX) Without Load	0.88%	0.88%	-1.32%	2.85%
Nile Africa, Frontier & Emerging Fund (NAFAX) With 5.75% Load	-4.92%	-4.92%	-2.48%	2.04%
Dow Jones Africa Titans 50 Index	10.47%	9.88%	-3.24%	-1.19%
MSCI Emerging Markets Index	14.66%	22.46%	3.99%	3.52%
MSCI Frontier Markets Index	14.66%	25.47%	8.73%	5.15%

Returns for Nile Africa, Frontier and Emerging Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Africa, Frontier and Emerging Fund's total annual operating expense ratio (gross) is 2.93% for Class A. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2018, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Class A shares, subject to possible recoupment from the Funds in future years. Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

5847-NLD-11/07/2017

Nile Africa, Frontier and Emerging Fund
Portfolio Review (Unaudited)
September 30, 2017

The Fund's performance figures for each of the below periods ended September 30, 2017, as compared to its benchmarks:

	Six Months	One Year	Three Years	Five Years	Since Inception *
Nile Africa, Frontier and Emerging Fund
Class A - Without Sales Load	0.88%	0.88%	(7.05)%	(1.32)%	2.85%
Class A - With Sales Load **	(4.92)%	(4.92)%	(8.87)%	(2.48)%	2.04%
Class C	0.55%	0.18%	(7.75)%	(2.05)%	2.07%
Institutional Class	1.05%	1.14%	(6.83)%	(1.08)%	0.91%

MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)		14.66%	25.47%	(1.36)%	8.73%	5.15%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)		14.66%	25.47%	(1.36)%	8.73%	4.41%
MSCI Emerging Markets Index (Since 4/28/10 - Class A and Class C)		14.66%	22.46%	4.90%	3.99%	3.52%
MSCI Emerging Markets Index (Since 11/3/10 - Institutional Class)		14.66%	22.46%	4.90%	3.99%	1.80%

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 23 emerging economies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results and the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Performance for periods greater than one year have been annualized. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2017 Prospectus, are 2.93%, 3.68% and 2.68% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subject to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of September 30, 2017

	Sector/Investment Type	% of Net Assets		Country	% of Total Investments (a)
	Media	21.3%		South Africa	60.0%
	Insurance	17.8%		France	14.9%
	Holding Companies-Diversified	10.4%		Switzerland	9.1%
	Retail	9.4%		Kenya	8.1%
	Banks	8.1%		United States	6.1%
	Money Market Fund	6.2%		Egypt	1.4%
	Mining	6.2%		Nigeria	0.4%
	Food	5.6%		Total	100.0%
	Computers	5.4%
	Chemicals	4.8%		(a) Percentages may differ from the portfolio of investments which are
	Other Industries	6.2%		based on Fund net assets.
	Liabilities in Excess of Other Assets	(1.4)%
	Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Africa, Frontier and Emerging Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	COMMON STOCK - 95.2%
	BANKS - 8.1%
42,943	Commercial International Bank Egypt SAE	$ 195,176
52,000	FirstRand Ltd. *	200,375
450,000	Guaranty Trust Bank PLC	50,139
55,800	Standard Bank Group Ltd.	652,161
		1,097,851
	CHEMICALS - 4.8%
1,382	Robertet SA	642,410

	COMMERCIAL SERVICES - 0.0%
4,595	Novus Holdings Ltd.	2,222

	COMPUTERS - 5.4%
513,487	Alviva Holdings Ltd.	733,960

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
3,900	Capitec Bank Holdings Ltd. *	248,130
60,000	Transaction Capital Ltd.	67,765
		315,895
	FOOD - 5.6%
14,554	Oceana Group Ltd.	88,741
43,300	Shoprite Holdings Ltd.	663,458
		752,199
	FOREST PRODUCTS & PAPER - 3.9%
19,400	Mondi PLC	521,862

	HOLDING COMPANIES-DIVERSIFIED - 10.4%
63,000	Bollore SA *	314,970
974	Financiere de L'Odet	1,087,326

			1,402,296
	INSURANCE - 17.8%
61,800	Discovery Ltd.		643,791
5,700,000	Kenya Reinsurance Corp. Ltd.		1,104,116
131,500	Sanlam Ltd.		658,937
			2,406,844
	MEDIA - 21.3%
13,285	Naspers Ltd.		2,872,964

	MINING - 6.2%
133,000	Glencore PLC		610,263
200,000	Petra Diamonds Ltd. *		225,397
			835,660
	RETAIL - 9.4%
69,100	Cie Financiere Richemont SA		628,950
1,000	Clicks Group Ltd.		11,704
281,527	Spur Corp. Ltd.		625,500
			1,266,154

	TOTAL COMMON STOCK (Cost - $11,845,353)		12,850,317

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUND - 6.2%
837,030	AIM Short-Term Investment Trust Treasury Portfolio - Institutional Class, 0.82% +		837,030
	TOTAL SHORT-TERM INVESTMENTS (Cost - $837,030)

	TOTAL INVESTMENTS - 101.4% (Cost - $12,682,383) (a)		$ 13,687,347
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(192,943)
	NET ASSETS - 100.0%		$ 13,494,404

	PLC - Public Limited Company
	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,825,649
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,460,350
		Unrealized depreciation	(598,652)
		Net Unrealized appreciation	$ 861,698

Nile Africa, Frontier and Emerging Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments in Securities:
At cost	$ 12,682,383
At value	$ 13,687,347
Cash	6,660
Foreign Currency (identified cost $34,170)	34,324
Receivable for Securities Sold	504,100
Dividends and Interest Receivable	25,313
Prepaid Expenses and Other Assets	29,690
Total Assets	14,287,434

Liabilities:
Payable for Securities Purchased	731,602
Accrued Custody Fees	15,140
Accrued Legal Fees	11,105
Accrued Advisory Fees	9,438
Accrued Audit Fees	7,277
Payable for Fund Shares Redeemed	5,084
Other Accrued Liabilities	13,384
Total Liabilities	793,030

Net Assets	$ 13,494,404

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 9,830,909
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	861,466
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.41
Maximum Offering Price ($11.41/.9425)	$ 12.11

Class C Shares:
Net Assets	$ 757,236
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	68,960
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 10.98

Institutional Class Shares:
Net Assets	$ 2,906,259
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	251,836
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 11.54

Composition of Net Assets:
At September 30, 2017, Net Assets consisted of:
Paid-in-Capital	$ 16,966,104
Accumulated Net Investment Loss	(78,474)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(4,398,163)
Net Unrealized Appreciation on
Investments and Foreign Currency Translations	1,004,937
Net Assets	$ 13,494,404

(a) Subject to a 2.00% redemption fee on shares redeemed in less than 90 days.

Nile Africa, Frontier and Emerging Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2017

Investment Income:
Dividend Income (net of $44,487 foreign taxes)	$ 200,912
Interest Income	1,562
Total Investment Income	202,474

Expenses:
Investment Advisory Fees	114,657
Distribution Fees
Class A	13,777
Class C	3,991
Registration & Filing Fees	25,069
Transfer Agent Fees	20,156
Custody Fees	15,041
Insurance Expense	8,023
Fund Accounting Fees	8,023
Audit Fees	7,271
Legal Fees	5,014
Printing Expense	5,014
Administration Fees	3,008
Trustees Fees	2,507
Shareholder Service Fees	2,507
Miscellaneous Expenses	1,253
Total Expenses	235,311
Expenses Waived	(44,886)
Net Expenses	190,425

Net Investment Income	12,049

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on:
Investments	(1,084,173)
Foreign Currency Transactions	(18,642)
Net Change in Unrealized Apreciation on:
Investments	1,250,516
Foreign Currency Translations	8,944
Net Realized and Unrealized Gain on Investments and Foreign Currency	156,645

Net Increase in Net Assets Resulting From Operations	$ 168,694
Nile Africa, Frontier and Emerging Fund
STATEMENTS OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the Year
	September 30, 2017	Ended
	(Unaudited)	March 31, 2017

Operations:
Net Investment Income (Loss)	$ 12,049	$ (162,907)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts	(1,102,815)	407,707
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	1,259,460	1,560,607
Net Increase in Net Assets Resulting From Operations	168,694	1,805,407

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (15,380 and 49,559 shares, respectively)	173,674	532,851
Cost of Shares Redeemed (179,420 and 392,423 shares, respectively)	(2,056,693)	(4,248,165)
Total Class A Transactions	(1,883,019)	(3,715,314)

Class C:
Proceeds from Shares Issued (603 and 2,239 shares, respectively)	6,400	25,150
Cost of Shares Redeemed (8,950 and 49,195 shares, respectively)	(96,544)	(528,994)
Total Class C Transactions	(90,144)	(503,844)

Institutional Class:
Proceeds from Shares Issued (7,039 and 1,261 shares, respectively)	82,825	13,500
Cost of Shares Redeemed (75,576 and 85,716 shares, respectively)	(884,994)	(956,261)
Total Institutional Class Transactions	(802,169)	(942,761)

Redemption Fees	90	592

Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(2,775,242)	(5,161,327)

Net Decrease in Net Assets	(2,606,548)	(3,355,920)

Net Assets:
Beginning of Period	16,100,952	19,456,872
End of Period	$ 13,494,404	$ 16,100,952

Accumulated Net Investment Loss at End of Period					$ (78,474)		$ (90,523)
Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	September 30, 2017		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

Net Asset Value, Beginning of Period	$ 11.31		$ 10.26		$ 13.24		$ 14.55		$ 14.28		$ 11.57
From Operations:
Net investment income (loss) (a)	0.01		(0.10)		(0.10)		0.04		0.13		0.05
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	0.09		1.15		(2.87)		(1.03)		0.56		2.86
Total from operations	0.10		1.05		(2.97)		(0.99)		0.69		2.91
From redemption fees	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		-		(0.40)		(0.21)
Net realized gains	-		-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		-		(0.01)		(0.32)		(0.42)		(0.21)
Net Asset Value, End of Period	$ 11.41		$ 11.31		$ 10.26		$ 13.24		$ 14.55		$ 14.28

Total Return	0.88%	(c,d)	10.23%	(c)	(22.45)%	(c)	(6.76)%		4.92%		25.46%	(c)

Ratios/Supplemental Data
Net assets, end of Period (in 000's)	$ 9,831		$ 11,597		$ 14,033		$ 24,683		$ 31,202		$ 20,083
Ratio to average net assets:
Expenses, Gross	3.10%	(e)	2.93%		2.71%		2.42%		2.49%		2.96%
Expenses, Net of Reimbursement/Recoupment	2.50%	(e)	2.50%		2.50%		2.50%		2.50%		2.50%
Net investment income (loss), Gross	(0.44)%	(e)	(1.35)%		(1.07)%		0.37%		0.95%		(0.11)%
Net investment income (loss), Net of Reimbursement/Recoupment	0.16%	(e)	(0.92)%		(0.86)%		0.28%		0.94%		0.35%
Portfolio turnover rate	45%	(d)	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns shown exclude the effect of applicable sales charges.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the
	Six Months Ended		For the Year		For the Year		For the Year		For the Year		For the Year
	September 30, 2017		Ended		Ended		Ended		Ended		Ended
	(Unaudited)		March 31, 2017		March 31, 2016		March 31, 2015		March 31, 2014		March 31, 2013

Net Asset Value, Beginning of Period	$ 10.92		$ 9.98		$ 12.98		$ 14.38		$ 14.10		$ 11.39
From Operations:
Net investment income (loss) (a)	(0.03)		(0.17)		(0.19)		(0.06)		0.06		(0.06)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	0.09		1.11		(2.80)		(1.02)		0.52		2.84
Total from operations	0.06		0.94		(2.99)		(1.08)		0.58		2.78
From redemption fees	-		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		-		(0.28)		(0.08)
Net realized gains	-		-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		-		(0.01)		(0.32)		(0.30)		(0.08)
Net Asset Value, End of Period	$ 10.98		$ 10.92		$ 9.98		$ 12.98		$ 14.38		$ 14.10

Total Return	0.55%	(c,d)	9.42%	(c)	(23.05)%	(c)	(7.47)%		4.18%		24.56%	(c)

Ratios/Supplemental Data
Net assets, end of Period (in 000's)	$ 757		$ 844		$ 1,240		$ 2,208		$ 3,087		$ 3,411
Ratio to average net assets:
Expenses, Gross	3.85%	(e)	3.68%		3.46%		3.17%		3.24%		3.76%
Expenses, Net of Reimbursement/Recoupment	3.25%	(e)	3.25%		3.25%		3.25%		3.25%		3.25%
Net investment income (loss), Gross	(1.18)%	(e)	(2.10)%		(1.82)%		(0.36)%		0.41%		(0.98)%
Net investment income (loss), Net of Reimbursement/Recoupment	(0.58)%	(e)	(1.67)%		(1.61)%		(0.44)%		0.40%		(0.47)%
Portfolio turnover rate	45%	(d)	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns shown exclude the effect of applicable sales charges.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

For the
	Six Months Ended	For the Year	For the Year	For the Year	For the Year	For the Year
	September 30, 2017	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014	March 31, 2013

Net Asset Value, Beginning of Period	$ 11.42		$ 10.33		$ 13.31		$ 14.59		$ 14.31		$ 11.59
From Operations:
Net investment income (loss) (a)	0.02		(0.07)		(0.07)		0.06		0.16		0.09
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	0.10		1.16		(2.90)		(1.02)		0.57		2.86
Total from operations	0.12		1.09		(2.97)		(0.96)		0.73		2.95
From redemption fees	-		0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Distributions to shareholders from:
Net investment income	-		-		-		-		(0.43)		(0.24)
Net realized gains	-		-		(0.01)		(0.32)		(0.02)		-
Total distributions	-		-		(0.01)		(0.32)		(0.45)		(0.24)
Net Asset Value, End of Period	$ 11.54		$ 11.42		$ 10.33		$ 13.31		$ 14.59		$ 14.31

Total Return	1.05%	(c,d)	10.55%	(c)	(22.33)%	(c)	(6.53)%		5.19%		25.76%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,906		$ 3,660		$ 4,184		$ 7,121		$ 9,836		$ 4,510
Ratio to average net assets:
Expenses, Gross	2.85%	(e)	2.68%		2.46%		2.17%		2.24%		2.65%
Expenses, Net of Reimbursement/Recoupment	2.25%	(e)	2.25%		2.25%		2.25%		2.25%		2.25%
Net investment income (loss), Gross	(0.21)%	(e)	(1.10)%		(0.82)%		0.53%		1.12%		0.25%
Net investment income (loss), Net of Reimbursement/Recoupment	0.39%	(e)	(0.67)%		(0.61)%		0.44%		1.11%		0.67%
Portfolio turnover rate	45%	(d)	72%		82%		151%		113%		126%

(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns shown exclude the effect of applicable sales charges.

(d) Not annualized.
(e) Annualized.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2017

1.

ORGANIZATION

The Nile Africa, Frontier and Emerging Fund (formerly the Nile Pan Africa Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed less than 90 days of purchase.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the securities embedded option values; (xiii) and information about the financial condition of the issuer and its prospects.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2017 for the Fund’s investments measured at fair value:

Nile Africa, Frontier and Emerging Fund

*Please refer to the Portfolio of Investments for industry classifications.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

There were no significant transfers between Level 1 and Level 2 during the period presented for the Fund. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The Fund may also enter into forward currency contracts as an investment strategy consistent with the Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017, or expected to be taken in the Fund’s 2018 tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year or period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), with the Trust on behalf of the Fund, investment advisory services are provided to the Fund by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Advisor receives a monthly fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended September 30, 2017, advisory fees incurred by the Fund were $114,657.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2018, so that the total annual operating expenses of the Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed. For the six months ended September 30, 2017, the Adviser waived management fees in the amount of $44,886. As of September 30, 2017, the total amount of expense reimbursements subject to recapture is $134,336 of which $56,466 is subject to recapture by March 31, 2019 and $77,870 is subject to recapture by March 31, 2020.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such distribution and shareholder service activities.  For the six months ended September 30, 2017, the Fund incurred distribution fees of $13,777 and $3,991 for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  During the six months ended September 30, 2017, the Distributor received $280 in underwriting commissions for sales of Class A shares of Nile Africa, Frontier and Emerging Fund, of which $37 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2017 for the Fund were $6,653,765 and $9,915,304, respectively.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended March 31, 2016 was as follows:

There were no distributions for the fiscal year ended March 31, 2017.

As of March 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net investment loss from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $90,523.

At March 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, and adjustments for passive foreign investment companies, resulted in reclassifications for the year ended March 31, 2017 as follows:

6.

REDEMPTION FEES

The Fund may assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the six months ended September 30, 2017 the Fund assessed $90 in redemption fees for Class A shares.

Nile Africa, Frontier and Emerging Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2017

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2017, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Percent

Charles Schwab & Co.

26.46%

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Nile Africa, Frontier and Emerging Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2017

As a shareholder of the Nile Africa, Frontier and Emerging Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period*	Ending Account Value 9/30/17	Expenses Paid During Period*
Nile Africa, Frontier and Emerging Fund
Class A	2.50%	$1,000.00	$1,008.80	$12.59	$1,012.53	$12.61
Class C	3.25%	$1,000.00	$1,005.50	$16.34	$1,008.77	$16.37
Institutional Class	2.25%	$1,000.00	$1,010.50	$11.34	$1,013.79	$11.36

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2017

Shareholder Voting Results

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Thursday, October 16, 2017, shareholders of record as of the close of business on August 8, 2017 voted to approve the following proposal:

Proposal: To approve a new management agreement between the Nile Capital Investment Trust, on behalf of the Nile Africa, Frontier and Emerging Fund, and Nile Capital Management, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
481,873	163,380

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2017

Renewal of Advisory Agreement- Nile Africa, Frontier and Emerging Fund*

In connection with a meeting held on May 19, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Nile Capital Investment Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Nile Capital Management, LLC (“NCM” or the “Adviser”) and the Trust, with respect to the Nile Africa, Frontier and Emerging Fund (the “Fund”) in conjunction with a change of control transaction of the Adviser. As of the date of this semi-annual report, the change of control transaction with respect to the Adviser had not closed, and therefore this Advisory Agreement was not in effect. In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Fund and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the extent of NCM's research capabilities, the quality of the firm's compliance infrastructure and the experience of its fund management personnel.  The Board members revisited their prior review of NCM's financial statements, noted that that the Adviser represented that there were no material changes in its financial condition and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Independent Trustees reconsidered and discussed, among other things, the Adviser's personnel's continuing expertise and leadership in African securities, specifically highlighting that they had been featured in many leading financial publications for their knowledge of the African and Frontier/Emerging markets.  The Independent Trustees noted the Adviser's compliance history and that they were pleased with the continuation of the Adviser's strong track record.  In all, the Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board noted that recent performance for the quarter ended April 30, 2017, has been below expectations as the Fund lagged the MSCI Emerging Markets Index by over 10%.  However, the Board noted that longer term performance remains acceptable as the Fund has outperformed the Morningstar Diversified Emerging Markets Category by approximately 0.7%, since inception.  The Trustees then recalled that for the periods ended December 31, 2016, the Fund returned 8.20% for one year, (7.28)% over three years, (5.12)% over five years and 3.27% since inception (April 2010).  The Board noted that the Fund outperformed the MSCI Emerging Markets Index for the three and five year and since-inception periods, but underperformed for the one year period. The Board noted that the Fund underperformed the MSCI Frontier Markets Index for the three year and five year periods, but outperformed for the one year and since-inception periods.  The Board noted that the Fund outperformed the Morningstar Diversified Emerging Markets Category for the five year and since-inception periods, but underperformed for the one and three year periods.  The Trustees then reviewed returns for the periods ended April 30, 2017, observing that the Fund returned 5.67% for one year, (8.51)% over three years, (0.38)% over five years and 2.73% since inception (April 2010).  The Board noted that the Fund lagged the MSCI Emerging Markets Index for the one, three, and five year periods while outperforming since-inception.  The Board further noted that the Fund lagged the MSCI Frontier Markets Index for the same range of periods.  The Board noted that the Fund outperformed the Morningstar Diversified Emerging Markets Category for the since-inception periods.  Additionally, the Board considered that for the 3-month period ended April 30, 2017, the Fund had a negative return while the MSCI indexes had positive returns.  The Board noted that while short and medium term performance has been below expectations it believes the Adviser’s long term focus shows that it can perform generally as intended and concluded that the Adviser has the potential to continue to deliver satisfactory returns for the shareholders over the long-term.

Nile Africa, Frontier and Emerging Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2017

Fees and Expenses.  The Board noted the Adviser charges the Fund an advisory fee of 1.50% of the average net assets of the Fund.  The Board revisited its discussion of the Fund's advisory fee compared to the management fees of a select peer group of similarly managed funds and the Morningstar Diversified Emerging Markets Category, noting that the Fund's advisory fee was below the peer group average and within the range of reasonable fees of the Morningstar Category.  The Board, including the Independent Trustees, considered the net expense ratio for the Fund and the average expense ratio of the peer group, noting that the Fund's net expense ratio of 2.50% (for Class A shares) was higher than the peer group average, but noted that this was in part due to the Fund low asset levels compared to the funds in the peer group.  The Trustees noted that gross and net expenses for Class A, C and I shares were either below the average or within the range of corresponding shares in the Morningstar Category.  The Trustees noted that the Adviser represented that its fees and share class expenses continue to remain within the range of reasonable fees of the Morningstar Category.  The Trustees concluded that, in light of these factors, the advisory fee and expenses were not unreasonable.

Economies of Scale.  The Board, including the Independent Trustees, reconsidered whether economies of scale had been realized in connection with the Adviser's management of the Fund.  After discussion, it was the consensus of the Board that based on the current size of the Fund, economies of scale have not yet been realized, but the matter would be revisited in the future as the Fund grows.

Profitability.  The Board, including the Independent Trustees, considered any profits realized by the Adviser and whether the profit represents a fair entrepreneurial profit for the services NCM renders to the Fund. The Board discussed NCM's profitability from its relationship to the Fund, noting that the Adviser continues to realize no profit in connection with the advisory services it provides to the Fund. In addition, the Board observed the fact that, after marketing and distribution efforts, the Adviser continues to report a loss from its overall relationship with the Fund.  As such, the Trustees concluded the Adviser's level of profitability from its relationship as adviser to the Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approving the Management Agreement is in the best interests of the Fund and its shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

       ▪ Social Security number                             ▪ Purchase History

       ▪ Assets                                                        ▪ Account Balances

       ▪ Retirement Assets                                     ▪ Account Transactions

       ▪ Transaction History                                  ▪ Wire Transfer Instructions

       ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust doesn’t jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein, David Friedenshohn and Karl E. White are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/Larry Seruma

       Larry Seruma, Principal Executive Officer/President

Date

12/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Larry Seruma

        Larry Seruma, Principal Executive Officer/President

Date

12/8/2017

By (Signature and Title)

/s/Andy Chen

       Andy Chen, Principal Financial Officer/Secretary and Treasurer

Date

12/8/2017